PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2025
Employee Benefits [Abstract]
Disclosure of Employees Total Annual Compensation	As of December 31, 2025, 2024 and 2023, ArcelorMittal had
approximately 126,000, 125,000 and 127,000 employees,
respectively, and the total annual compensation of
ArcelorMittal’s employees in 2025, 2024 and 2023 was as
follows:

	Year ended December 31,
Employee Information	2025	2024	2023
Wages and salaries	7,048	6,875	6,868
Defined benefits cost (see note 8.2)	140	82	148
Other staff expenses	1,439	1,173	1,318
Total	8,627	8,130	8,334

Disclosure of Information About Key Management Personnel	The total annual compensation of ArcelorMittal’s key
management personnel, including its Board of Directors, in
2025, 2024 and 2023 was as follows:

	Year ended December 31,
	2025	2024	2023
Base salary and directors fees	13	12	11
Short-term performance- related bonus	17	13	9
Post-employment benefits	2	1	1
Fair value of long-term incentives	16	14	9

Disclosure of Net Defined Benefit Liability (Asset)	Total deferred employee benefits including pension or other
post-employment benefits, are as follows:

	December 31,
	2025	2024
Pension plan benefits	1,448	1,310
Other post-employment benefits and other long-term employee benefits ("OPEB")	928	884
Termination benefits	114	117
Defined benefit liabilities	2,490	2,311
Provisions for social plans (non-current)	36	27
Total	2,526	2,338
The following tables detail the reconciliation of defined benefit obligation (“DBO”), plan assets, irrecoverable surplus and statements of financial position.

	Year ended December 31, 2025
	Total	Canada	Brazil	Europe	Others
Change in benefit obligation
Benefit obligation at beginning of the period	4,614	2,264	351	1,757	242
Current service cost	80	17	—	52	11
Interest cost on DBO	245	104	45	65	31
Past service cost - Plan amendments	29	22	—	7	—
Past service cost - Settlements	(127)	(126)	—	(1)	—
Plan participants’ contribution	2	—	—	2	—
Actuarial (gain) loss	(70)	(33)	5	(96)	54
Demographic assumptions	17	1	—	3	13
Financial assumptions	(120)	(34)	5	(109)	18
Experience adjustment	33	—	—	10	23
Benefits paid	(362)	(181)	(40)	(110)	(31)
Foreign currency exchange rate differences and other movements	411	112	40	232	27
Benefit obligation at end of the period	4,822	2,179	401	1,908	334

Change in plan assets
Fair value of plan assets at beginning of the period	3,431	2,352	326	726	27
Interest income on plan assets	176	105	42	27	2
Return on plan assets (lower)/ higher than discount rate	(10)	7	3	(20)	—
Employer contribution	102	16	5	81	—
Plan participants’ contribution	2	—	—	2	—
Past service cost - Settlements	(123)	(123)	—	—	—
Benefits paid	(266)	(180)	(40)	(44)	(2)
Foreign currency exchange rate differences and other movements	252	116	41	94	1
Fair value of plan assets at end of the period	3,564	2,293	377	866	28

Present value of the wholly or partly funded obligation	(3,791)	(2,168)	(401)	(1,191)	(31)
Fair value of plan assets	3,564	2,293	377	866	28
Net present value of the wholly or partly funded obligation	(227)	125	(24)	(325)	(3)
Present value of the unfunded obligation	(1,031)	(11)	—	(717)	(303)
Prepaid due to unrecoverable surpluses	(80)	(34)	(43)	(3)	—
Net amount recognized	(1,338)	80	(67)	(1,045)	(306)

Net assets related to funded obligations	110	98	—	11	1
Recognized liabilities	(1,448)	(18)	(67)	(1,056)	(307)

Change in unrecoverable surplus
Unrecoverable surplus at beginning of the period	(41)	(35)	(3)	(3)	—
Interest cost on unrecoverable surplus	(2)	(2)	—	—	—
Change in unrecoverable surplus in excess of interest	(35)	4	(39)	—	—
Exchange rates changes	(2)	(1)	(1)	—	—
Unrecoverable surplus at end of the period	(80)	(34)	(43)	(3)	—

	Year ended December 31, 2024
	Total	Canada	Brazil	Europe	Others
Change in benefit obligation
Benefit obligation at beginning of the period	5,284	2,498	507	1,987	292
Current service cost	83	16	—	55	12
Interest cost on DBO	250	110	46	67	27
Past service cost - Plan amendments	(44)	—	—	(44)	—
Past service cost - Curtailments	(1)	—	—	(1)	—
Past service cost - Settlements	(7)	—	—	(4)	(3)
Plan participants’ contribution	2	—	—	2	—
Actuarial (gain) loss	(64)	24	(51)	(26)	(11)
Demographic assumptions	20	20	—	—	—
Financial assumptions	(95)	9	(73)	(21)	(10)
Experience adjustment	11	(5)	22	(5)	(1)
Benefits paid	(402)	(188)	(38)	(145)	(31)
Foreign currency exchange rate differences and other movements	(487)	(196)	(113)	(134)	(44)
Benefit obligation at end of the period	4,614	2,264	351	1,757	242

Change in plan assets
Fair value of plan assets at beginning of the period	3,771	2,517	451	773	30
Interest income on plan assets	171	106	39	25	1
Return on plan assets higher/ (lower) than discount rate	64	92	(32)	4	—
Employer contribution	82	22	4	56	—
Plan participants’ contribution	2	—	—	2	—
Past service cost - Settlements	(3)	—	—	—	(3)
Benefits paid	(315)	(187)	(38)	(89)	(1)
Foreign currency exchange rate differences and other movements	(341)	(198)	(98)	(45)	—
Fair value of plan assets at end of the period	3,431	2,352	326	726	27

Present value of the wholly or partly funded obligation	(3,706)	(2,255)	(351)	(1,072)	(28)
Fair value of plan assets	3,431	2,352	326	726	27
Net present value of the wholly or partly funded obligation	(275)	97	(25)	(346)	(1)
Present value of the unfunded obligation	(908)	(9)	—	(685)	(214)
Prepaid due to unrecoverable surpluses	(41)	(35)	(3)	(3)	—
Net amount recognized	(1,224)	53	(28)	(1,034)	(215)

Net assets related to funded obligations	86	79	—	6	1
Recognized liabilities	(1,310)	(26)	(28)	(1,040)	(216)

Change in unrecoverable surplus
Unrecoverable surplus at beginning of the period	(35)	(28)	(4)	(3)	—
Interest cost on unrecoverable surplus	(2)	(2)	—	—	—
Change in unrecoverable surplus in excess of interest	(5)	(6)	1	—	—
Exchange rates changes	1	1	—	—	—
Unrecoverable surplus at end of the period	(41)	(35)	(3)	(3)	—
Summary of changes in the other post-employment benefit obligation and changes in plan assets are as follows:

	Year ended December 31, 2025
	Total	Canada	Europe	Others
Change in benefit obligation
Benefit obligation at beginning of the period	888	476	315	97
Current service cost	28	7	17	4
Interest cost on DBO	43	23	12	8
Past service cost - Plan amendments	(1)	(1)	—	—
Past service cost - Curtailments	(9)	(2)	(7)	—
Actuarial (gain) loss	(15)	(13)	(11)	9
Demographic assumptions	(2)	(1)	(2)	1
Financial assumptions	(14)	(7)	(14)	7
Experience adjustment	1	(5)	5	1
Benefits paid	(79)	(30)	(38)	(11)
Foreign currency exchange rate differences and other movements	77	22	43	12
Benefit obligation at end of the period	932	482	331	119

Change in plan assets
Fair value of plan assets at beginning of the period	4	—	4	—
Fair value of plan assets at end of the period	4	—	4	—

Present value of the wholly or partly funded obligation	(22)	—	(22)	—
Fair value of plan assets	4	—	4	—
Net present value of the wholly or partly funded obligation	(18)	—	(18)	—
Present value of the unfunded obligation	(910)	(482)	(309)	(119)
Net amount recognized	(928)	(482)	(327)	(119)

	Year ended December 31, 2024
	Total	Canada	Europe	Others
Change in benefit obligation
Benefit obligation at beginning of the period	971	508	355	108
Current service cost	28	7	18	3
Interest cost on DBO	42	23	12	7
Past service cost - Plan amendments	(8)	—	(3)	(5)
Past service cost - Curtailments	(3)	—	(3)	—
Actuarial (gain) loss	3	6	(9)	6
Demographic assumptions	11	11	—	—
Financial assumptions	(2)	3	(6)	1
Experience adjustment	(6)	(8)	(3)	5
Benefits paid	(72)	(28)	(35)	(9)
Foreign currency exchange rate differences and other movements	(73)	(40)	(20)	(13)
Benefit obligation at end of the period	888	476	315	97

Change in plan assets
Fair value of plan assets at beginning of the period	4	—	4	—
Fair value of plan assets at end of the period	4	—	4	—

Present value of the wholly or partly funded obligation	(16)	—	(16)	—
Fair value of plan assets	4	—	4	—
Net present value of the wholly or partly funded obligation	(12)	—	(12)	—
Present value of the unfunded obligation	(872)	(476)	(299)	(97)
Net amount recognized	(884)	(476)	(311)	(97)

Components of Net Periodic Pension and Post-employment Cost	The following tables detail the components of net periodic pension cost:

	Year ended December 31, 2025
Net periodic pension cost (income)	Total	Canada	Brazil	Europe	Others
Current service cost	80	17	—	52	11
Past service cost - Plan amendments	29	22	—	7	—
Past service cost - Settlements	(4)	(3)	—	(1)	—
Net interest cost	71	1	3	38	29
Total	176	37	3	96	40

	Year ended December 31, 2024
Net periodic pension cost (income)	Total	Canada	Brazil	Europe	Others
Current service cost	83	16	—	55	12
Past service cost - Plan amendments	(44)	—	—	(44)	—
Past service cost - Curtailments	(1)	—	—	(1)	—
Past service cost - Settlements	(4)	—	—	(4)	—
Net interest cost	77	2	7	42	26
Total	111	18	7	48	38

	Year ended December 31, 2023
Net periodic pension cost (income)	Total	Canada	Brazil	Europe	Others
Current service cost	74	14	—	48	12
Past service cost - Plan amendments	9	—	—	3	6
Past service cost - Curtailments	(6)	—	—	(6)	—
Net interest cost	82	—	4	44	34
Total	159	14	4	89	52
The following tables detail the components of net periodic other post-employment cost:

	Year ended December 31, 2025
Components of net periodic OPEB cost (income)	Total	Canada	Europe	Others
Current service cost	28	7	17	4
Past service cost - Plan amendments	(1)	(1)	—	—
Past service cost - Curtailments	(9)	(2)	(7)	—
Net interest cost	43	23	12	8
Actuarial gain recognized during the year	(5)	—	(5)	—
Total	56	27	17	12

	Year ended December 31, 2024
Components of net periodic OPEB cost (income)	Total	Canada	Europe	Others
Current service cost	28	7	18	3
Past service cost - Plan amendments	(8)	—	(3)	(5)
Past service cost - Curtailments	(3)	—	(3)	—
Net interest cost	42	23	12	7
Actuarial gain recognized during the year	(4)	—	(4)	—
Total	55	30	20	5

	Year ended December 31, 2023
Components of net periodic OPEB cost (income)	Total	Canada	Europe	Others
Current service cost	27	7	17	3
Past service cost - Plan amendments	6	—	(2)	8
Net interest cost	46	24	14	8
Actuarial loss recognized during the year	11	—	11	—
Total	90	31	40	19

Expenses recognized in the Consolidated Statement of Operations	The following tables detail where the expense is recognized in the consolidated statements of operations:

	Year ended December 31,
	2025	2024	2023
Net periodic pension cost	176	111	159
Net periodic OPEB cost	56	55	90
Total	232	166	249

Cost of sales	104	35	100
Selling, general and administrative expenses	19	16	14
Financing costs - net	109	115	135
Total	232	166	249

Schedule of Weighted-average Asset Allocations for the Funded Defined Benefit Pension Plans by Asset Category	The weighted-average asset allocations for the funded defined benefit plans by asset category were as follows:

	December 31, 2025
	Canada	Brazil	Europe
Equity Securities	19%	3%	18%
- Asset classes that have a quoted market price in an active market	11%	—	18%
- Asset classes that do not have a quoted market price in an active market	8%	3%	—
Fixed Income Securities (including cash)	26%	68%	58%
- Asset classes that have a quoted market price in an active market	16%	68%	58%
- Asset classes that do not have a quoted market price in an active market	10%	—	—
Real Estate	9%	1%	2%
- Asset classes that have a quoted market price in an active market	—	—	2%
- Asset classes that do not have a quoted market price in an active market	9%	1%	—
Other	46%	28%	22%
- Asset classes that have a quoted market price in an active market	—	28%	5%	' [1]
- Asset classes that do not have a quoted market price in an active market	46%	—	17%
Total	100%	100%	100%

	December 31, 2024
	Canada	Brazil	Europe
Equity Securities	22%	3%	18%
- Asset classes that have a quoted market price in an active market	15%	—	18%
- Asset classes that do not have a quoted market price in an active market	7%	3%	—
Fixed Income Securities (including cash)	25%	63%	59%
- Asset classes that have a quoted market price in an active market	16%	63%	59%
- Asset classes that do not have a quoted market price in an active market	9%	—	—
Real Estate	9%	2%	—
- Asset classes that have a quoted market price in an active market	—	—	—
- Asset classes that do not have a quoted market price in an active market	9%	2%	—
Other	44%	32%	23%
- Asset classes that have a quoted market price in an active market	—	32%	6%	' [1]
- Asset classes that do not have a quoted market price in an active market	44%	—	17%
Total	100%	100%	100%
1.The percentage consists primarily of assets from insurance contracts in Belgium and Canada.

Disclosure of Fair Value of Plan Assets

	December 31, 2025
	Canada	Brazil	Europe
Equity Securities	20%	2%	19%
Fixed Income Securities (including cash)	25%	71%	59%
Real Estate	9%	1%	—	'[1]
Other'	46%	26%	22%
Total	100%	100%	100%
1.The percentage consists primarily of assets from insurance contracts in Belgium and Canada.

Actuarial Assumptions for Defined Benefit Obligations	Assumptions used to determine benefit obligations at December 31,

	Pension Plans			Other Post-employment Benefits
	2025	2024	2023	2025	2024	2023
Discount rate
Range	4.00% - 18.00%	3.40% - 17.00%	3.30% - 18.00%	3.40% - 12.00%	3.40% - 12.15%	3.30% - 10.15%
Weighted average	5.44%	5.07%	5.02%	4.86%	4.73%	4.68%
Rate of compensation increase
Range	2.00% - 11.00%	2.00% - 11.00%	2.00% - 11.00%	2.00% - 5.00%	2.00% - 5.00%	2.00% - 4.80%
Weighted average	3.05%	2.92%	2.93%	3.30%	3.24%	3.26%

Disclosure of Defined Benefit Plans

	Other Post-employment Benefits
	2025	2024	2023
Healthcare cost trend rate assumed
Range	2.00% - 6.34%	2.10% - 6.59%	2.20% - 6.59%
Weighted average	4.02%	4.04%	4.06%

Disclosure of Sensitivity Analysis for Actuarial Assumptions	The following information illustrates the sensitivity to a change of the significant actuarial assumptions related to ArcelorMittal’s pension plans (as of December 31, 2025, the defined benefit obligation for pension plans was 4,822):

	Effect on 2026 Pre-Tax Pension Expense (sum of service cost and interest cost)	Effect on December 31, 2025 DBO
Change in assumption
100 basis points decrease in discount rate	(14)	505
100 basis points increase in discount rate	11	(415)
100 basis points decrease in rate of compensation	(12)	(112)
100 basis points increase in rate of compensation	12	115
1 year increase of the expected life of the beneficiaries	6	104
The following table illustrates the sensitivity to a change of the significant actuarial assumptions related to ArcelorMittal’s OPEB plans
(as of December 31, 2025 the defined benefit obligation for post-employment benefit plans was 932):

	Effect on 2026 Pre-Tax OPEB Expense (sum of service cost and interest cost)	Effect on December 31, 2025 DBO
Change in assumption
100 basis points decrease in discount rate	(1)	109
100 basis points increase in discount rate	—	(90)
100 basis points decrease in healthcare cost trend rate	(3)	(48)
100 basis points increase in healthcare cost trend rate	4	59
1 year increase of the expected life of the beneficiaries	1	17

Terms and Conditions of Share-based Payment Arrangements	Conditions of the 2025 grant were as follows:

		Executive Office and CFO					Executive Officers other than CFO
2025 Grant	●	PSUs with a three-year performance period				●	PSUs with a three-year performance period
	●	Value at grant 180% of base salary for the Executive Chairman and the CEO and 110% for the CFO
	●	Vesting conditions:				●	Vesting conditions:
			Target	Stretch	Ceiling			Threshold	Target	Stretch	Ceiling
		TSR vs. peer group (50%) / EPS vs. peer group (20%)	100% vs. weighted average	120% vs. weighted average	≥140% vs. weighted average		TSR vs. peer group (40%)	80% rolling average	100% rolling average	120% rolling average	≥140% rolling average
		Vesting percentage	100%	150%	200%		Vesting percentage	50%	100%	150%	200%
							ROCE (40%)	6%	9%	12%	14%
		ESG (30%): H&S 20% and Climate action 10%	100% of target	120% of target	≥140% of target		Vesting percentage	50%	100%	150%	200%
		Vesting percentage	100%	150%	200%		ESG (20%): H&S 15% and Climate action 5%	80% weighted average	100% of target	120% of target	140% of target
							Vesting percentage	50%	100%	150%	200%
						●	RSUs with a three-year vesting period
In addition to
the 2025 grant, the summary of outstanding plans as of December 31, 2025 is as follows:

		Executive Office				Executive Officers
2022 Grant	●	PSUs with a three-year performance period			●	PSUs with a three-year performance period
	●	Value at grant 120% of base salary for the Executive Chairman and the CEO
	●	Vesting conditions:			●	Vesting conditions:
			Threshold	Target			Target	Stretch
		TSR vs. peer group (50%) / EPS vs. peer group (20%)	100% vs. weighted average	≥120% vs. weighted average		TSR vs. peer group (40%)	100% weighted average	≥120% weighted average
		Vesting percentage	100%	150%		Vesting percentage	100%	150%
						Gap to competition (40%)	100% of target	120% of target
		ESG (30%): H&S 10%, Climate action 10% and D&I 10%	100% of target	120% of target		Vesting percentage	100%	150%
						ESG (20%): H&S 10%, Climate action 5% and D&I 5%	100% of target	120% of target
		Vesting percentage	100%	150%		Vesting percentage	100%	150%
					●	RSUs with a three-year vesting period

		Executive Office					Executive Officers
2023 Grant	●	PSUs with a three-year performance period				●	PSUs with a three-year performance period
	●	Value at grant 120% of base salary for the Executive Chairman and the CEO
	●	Vesting conditions:				●	Vesting conditions:
				Target	Stretch				Threshold	Target	Stretch
		TSR vs. peer group (50%) / EPS vs. peer group (20%)		100% vs. weighted average	≥120% vs. weighted average		TSR vs. peer group (40%)		—	100% weighted average	≥120% weighted average
		Vesting percentage		100%	150%		Vesting percentage		—	100%	150%
							ROCE (40%)		2/3 of target	100% of target	4/3 of target
		ESG (30%): H&S 10%, Climate action 10% and D&I 10%		100% of target	120% of target		Vesting percentage		50%	100%	150%
							ESG (20%): H&S 10%, Climate action 5% and D&I 5%		—	100% of target	120% of target
		Vesting percentage		100%	150%		Vesting percentage		—	100%	150%
						●	RSUs with a three-year vesting period

		Executive Office					Executive Officers
2024 Grant	●	PSUs with a three-year performance period				●	PSUs with a three-year performance period
	●	Value at grant 180% of base salary for the Executive Chairman and the CEO
	●	Vesting conditions:				●	Vesting conditions:
			Target	Stretch	Ceiling			Threshold	Target	Stretch	Ceiling
		TSR vs. peer group (50%) / EPS vs. peer group (20%)	100% vs. weighted average	120% vs. weighted average	≥140% vs. weighted average		TSR vs. peer group (40%)	80% of rolling average	100% rolling average	120% rolling average	≥140% rolling average
		Vesting percentage	100%	150%	200%		Vesting percentage	50%	100%	150%	200%
							ROCE (40%)	2/3 of target	100% of target	4/3 of target	155% of target
		ESG (30%): H&S 10%, Climate action 10% and D&I 10%	100% of target	120% of target	≥140% of target		Vesting percentage	50%	100%	150%	200%
							ESG (20%): H&S 10%, Climate action 5% and D&I 5%	80% weighted average	100% of target	120% of target	140% of target
		Vesting percentage	100%	150%	200%		Vesting percentage	50%	100%	150%	200%
						●	RSUs with a three-year vesting period

Summary of Share Unit Plans Outstanding	The following table summarizes the Company’s share unit plans outstanding as of December 31, 2025:

At Grant date							Number of PSUs/RSUs issued as of December 31, 2025
Grant date	Type of plan	Number of PSUs/RSUs	Number of beneficiaries		Maturity	Fair value per PSU/ RSU	PSUs/ RSUs outstanding	PSUs/ RSUs forfeited	PSUs/ RSUs vested
December 5, 2025	RSU	1,032,150	1,103		December 5, 2028	42.62	1,032,150	—	—
December 5, 2025	PSU / Executive Office	1,220,027	856	* [1]	January 1, 2029	41.33	1,220,027	—	—
December 5, 2024	RSU	1,636,575	1,092		December 5, 2027	25.33	1,548,975	84,176	3,424
December 5, 2024	PSU / Executive Office	1,906,781	849	* [1]	January 1, 2028	23.70	1,851,381	55,400	—
December 8, 2023	RSU	1,269,300	958		December 8, 2026	25.58	1,119,050	133,755	16,495
December 8, 2023	PSU / Executive Office	1,127,673	258	* [1]	January 1, 2027	21.86	1,003,473	124,200	—
December 13, 2022	PSU / Executive Office	786,364	244	* [1]	January 1, 2026	23.43	678,214	108,150	—
Total		8,978,870				$21.86 – $42.62	8,453,270	505,681	19,919
1.The CFO is included in the Executive Office plan starting 2025.

Schedule of Share Unit Plan Activity	Share unit plan activity is summarized below as of and for each year ended December 31, 2025, 2024 and 2023:

	RSUs		PSUs and Executive Office
	Number of RSUs	Fair value per RSU	Number of PSUs	Fair value per PSU
Outstanding, December 31, 2022	2,837,150	27.20	3,693,496	21.35
Granted	1,269,300	25.58	1,127,673	21.86
Exited	(1,232,074)	24.05	(1,434,251)	18.16
Forfeited	(116,576)	26.90	(92,616)	22.21
Outstanding, December 31, 2023	2,757,800	27.88	3,294,302	22.89
Granted	1,636,575	25.33	1,906,781	23.70
Exited	(635,276)	32.54	(565,731)	19.44
Forfeited	(130,724)	28.21	(342,841)	21.74
Outstanding, December 31, 2024	3,628,375	25.90	4,292,511	23.79
Granted [1]	1,032,150	42.62	1,223,097	41.30
Exited	(747,294)	27.56	(464,157)	28.21
Forfeited	(213,056)	25.89	(298,356)	25.09
Outstanding, December 31, 2025	3,700,175	30.23	4,753,095	27.78
1.Including 3,070 over-performance shares granted for the targets achievement of the PSU grant of December 16, 2021.